Capital Management	12 Months Ended
Dec. 31, 2018
Capital Management [abstract]
Capital Management

Note 36 – Capital Management

The Company’s objective in managing capital is to ensure sufficient liquidity to pursue its growth strategy, fund research and product development, while at the same time, taking a conservative approach toward financial leverage and management of financial risk.

The Company’s primary uses of capital are to finance operations, increase non-cash working capital and capital expenditures. The Company currently funds these requirements from existing cash resources, cash raised through share issuances and long-term debt. The Company’s objectives when managing capital are to ensure the Company will continue to have enough liquidity so it can provide its products and services to its customers and returns to its shareholders.  The Company monitors its capital on the basis of the adequacy of its cash resources to fund its business plan. In order to maximize the capacity to finance the Company’s ongoing growth, the Company does not currently pay a dividend to holders of its common shares.

The Company’s capital is composed of debt and shareholders’ equity as follows:

At December 31,	2018	2017
Total equity	$10,961	$24,173
Operating borrowings	–	1,200
Long-term debt and repayable government contributions, including current portion	8,082	11,284
Total	19,043	36,657
Less Cash and cash equivalents and restricted cash	8,737	22,414
Total capital employed	$10,306	$14,243